Shareholder Report, Average Annual Return (Details) IT32_MassMutual Clinton Municipal Fund_Class A_TSR Annual {Class A}	12 Months Ended	60 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A - with maximum sales charge
Average Annual Return, Percent	(2.01%)	(0.23%)
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A - without sales charge
Average Annual Return, Percent	0.50%	1.29%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.39%	2.53%